SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
For the year ended December 31, 2022
		During the period					Weighted
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.70	8,476,000	2,645,000	245,000	(45,000)	-	10,831,000	2.97	10,831,000	-
Weighted Average
Exercise Price	0.53	0.64	0.70			0.59		0.51

For the year ended December 31, 2023
		During the period					Weighted
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.70	10,831,000	550,000	-		(25,000)	11,356,000	2.04	11,356,000	-
Weighted Average
Exercise Price	0.59	0.50			0.70	0.58		0.53